ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATION - Schedule of reconciliation of changes in assets held for sale (Detail) (Parenthetical) - Non-current assets held for sale [member] - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Investment in associate	R$ 61,072	[1]	R$ 1,795,773
Transfers from investment properties	437,825	[2]	444,782
Properties held for sale [member]
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Investment in associate	280	[1]
Transfers from investment properties	437,080	[2]	444,782
Other assets held for sale [member]
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Investment in associate	60,792	[1]	1,795,773
Transfers from investment properties	745	[2]
Terminal XXXIX S.A. [member] | Other assets held for sale [member]
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Investment in associate	R$ 60,792
Norgas S.A. [member] | Other assets held for sale [member] | Compass Gas e Energia [Member]
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Sale of subsidiary	51.00%

[1]	As mentioned in note 2.1, the balance of R$60,792 corresponding to the investment in the associate Terminal XXXIX de Santos S.A. was added to the group of assets held for sale.
[2]	Transfers in the amount of R$437,080 from the investment properties group, as per note 11.5.